Shareholder Report	1 Months Ended	6 Months Ended
	Dec. 31, 2025 USD ($) Holdings	Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Frank Funds
Entity Central Index Key		0001281790
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
INVESTOR CLASS
Shareholder Report [Line Items]
Fund Name		FRANK VALUE FUND
Class Name		INVESTOR CLASS
Trading Symbol		FRNKX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Frank Value Fund – Investor Class – FRNKX (the “Fund”) for the period July 1, 2025 to December 31, 2025.

Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number		1-888-217-5426.
Additional Information Email		https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Investor Class	$70	1.37%

*Annualized

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		1.37%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Investor Class	12.04%	11.19%	6.99%
Russell Mid Cap Value Index	11.05%	9.83%	9.78%

Net Assets	$ 30,273,698	$ 30,273,698
Holdings Count | Holdings	20	20
Advisory Fees Paid, Amount		$ 136,832
Investment Company, Portfolio Turnover		44.80%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$30,273,698	20	44.80%	$136,832

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	H&R Block, Inc.	7.20%
2.	Garrett Motion, Inc.	6.89%
3.	MPLX LP	5.69%
4.	Edgewell Personal Care Co.	5.68%
5.	NCR Atleos Corp.	5.63%
6.	United Natural Foods, Inc.	5.59%
7.	Spectrum Brands Holdings, Inc.	5.53%
8.	Celsius Holdings, Inc.	5.43%
9.	Hershey Co.	5.40%
10.	Nintendo Co., Ltd.	5.04%
	Total % of Net Assets	58.08%

Updated Prospectus Phone Number		1-888-217-5426
Updated Prospectus Email Address		https://frankfunds.com
CLASS C
Shareholder Report [Line Items]
Fund Name		FRANK VALUE FUND
Class Name		CLASS C
Trading Symbol		FNKCX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Frank Value Fund - Class C – FNKCX (the “Fund”) for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number		1-888-217-5426.
Additional Information Email		https://frankfunds.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Class C	$108	2.12%

*Annualized

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		2.12%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Class C	11.18%	10.35%	6.19%
Russell Mid Cap Value Index	11.05%	9.83%	9.78%

Net Assets	$ 30,273,698	$ 30,273,698
Holdings Count | Holdings	20	20
Advisory Fees Paid, Amount		$ 136,832
Investment Company, Portfolio Turnover	44.80%	44.80%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$30,273,698	20	44.80%	$136,832
FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$30,273,698	20	44.80%	$136,832

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	H&R Block, Inc.	7.20%
2.	Garrett Motion, Inc.	6.89%
3.	MPLX LP	5.69%
4.	Edgewell Personal Care Co.	5.68%
5.	NCR Atleos Corp.	5.63%
6.	United Natural Foods, Inc.	5.59%
7.	Spectrum Brands Holdings, Inc.	5.53%
8.	Celsius Holdings, Inc.	5.43%
9.	Hershey Co.	5.40%
10.	Nintendo Co., Ltd.	5.04%
	Total % of Net Assets	58.08%

Updated Prospectus Phone Number	1-888-217-5426	1-888-217-5426
Updated Prospectus Email Address	https://frankfunds.com	https://frankfunds.com
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name		FRANK VALUE FUND
Class Name		INSTITUTIONAL CLASS
Trading Symbol		FNKIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Frank Value Fund – Institutional Class – FNKIX (the “Fund”) for the period July 1, 2025 to December 31, 2025.

Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number		1-888-217-5426.
Additional Information Email		https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Institutional Class	$ 57	1.12%

*Annualized

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.12%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Institutional Class	12.29%	11.46%	7.25%
Russell Mid Cap Value Index	11.05%	9.83%	9.78%

Net Assets	$ 30,273,698	$ 30,273,698
Holdings Count | Holdings	20	20
Advisory Fees Paid, Amount		$ 136,832
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	H&R Block, Inc.	7.20%
2.	Garrett Motion, Inc.	6.89%
3.	MPLX LP	5.69%
4.	Edgewell Personal Care Co.	5.68%
5.	NCR Atleos Corp.	5.63%
6.	United Natural Foods, Inc.	5.59%
7.	Spectrum Brands Holdings, Inc.	5.53%
8.	Celsius Holdings, Inc.	5.43%
9.	Hershey Co.	5.40%
10.	Nintendo Co., Ltd.	5.04%
	Total % of Net Assets	58.08%

Class A Shares
Shareholder Report [Line Items]
Fund Name		CAMELOT EVENT-DRIVEN FUND
Class Name		CLASS A
Trading Symbol		EVDAX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Camelot Event-Driven Fund – Class A – EVDAX (the “Fund”) for the period July 1, 2025 to December 31, 2025.

Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number		1-866-706-9790.
Additional Information Email		http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Class A	$102	2.00%

*Annualized

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		2.00%
Performance Past Does Not Indicate Future [Text]		ast performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Class A (with load)	3.07%	7.24%	9.30%
Camelot Event Driven Fund - Class A (without load)	9.15%	8.57%	9.93%
HFRX Event-Driven Index	5.90%	3.01%	0.23%

Net Assets	$ 107,421,380	$ 107,421,380
Holdings Count | Holdings	324	324
Advisory Fees Paid, Amount		$ 612,519
Investment Company, Portfolio Turnover		17.45%
Additional Fund Statistics [Text Block]	FUND STATISTICS
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS)
$107,421,380	324	17.45%	$612,519

Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Goldman Sachs Trust Financial Square Government Fund - Institutional Class	9.50%
2.	Newmont Corp.	6.46%
3.	Chevron Corp.	5.53%
4.	Seabridge Gold, Inc.	5.35%
5.	Crown Castle International Corp.	5.13%
6.	BioMarin Pharmaceutical, Inc.	5.12%
7.	Kimberly Clark Corp.	4.41%
8.	Phillips 66 Co.	4.08%
9.	US Treasury Note 4.50% 11/15/2033	3.85%
10.	TreeHouse Foods, Inc.	3.56%
	Total % of Net Assets	52.99%

Updated Prospectus Phone Number		1-866-706-9790
Updated Prospectus Email Address		http://cameloteventdrivenfund.com
C 0000200195 [Member]
Shareholder Report [Line Items]
Line Graph [Table Text Block]
Holdings [Text Block]
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name		CAMELOT EVENT-DRIVEN FUND
Class Name		INSTITUTIONAL CLASS
Trading Symbol		EVDIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Camelot Event-Drive Fund – Institutional Class – EVDIX (the “Fund) for the period July 1, 2025 to December 31, 2025.

Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number		1-866-706-9790
Additional Information Email		http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Institutional Class	$89	1.75%

*Annualized

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		1.75%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Institutional Class	9.29%	8.82%	10.23%
HFRX Event-Driven Index	5.90%	3.01%	0.23%

Net Assets	$ 107,421,380	$ 107,421,380
Holdings Count | Holdings	324	324
Advisory Fees Paid, Amount		$ 612,519
Investment Company, Portfolio Turnover		17.45%
Additional Fund Statistics [Text Block]	FUND STATISTICS
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS)
$107,421,380	324	17.45%	$612,519

Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Goldman Sachs Trust Financial Square Government Fund - Institutional Class	9.50%
2.	Newmont Corp.	6.46%
3.	Chevron Corp.	5.53%
4.	Seabridge Gold, Inc.	5.35%
5.	Crown Castle International Corp.	5.13%
6.	BioMarin Pharmaceutical, Inc.	5.12%
7.	Kimberly Clark Corp.	4.41%
8.	Phillips 66 Co.	4.08%
9.	US Treasury Note 4.50% 11/15/2033	3.85%
10.	TreeHouse Foods, Inc.	3.56%
	Total % of Net Assets	52.99%

Updated Prospectus Phone Number		1-866-706-9790
Updated Prospectus Email Address		http://cameloteventdrivenfund.com
C 0000200196 [Member]
Shareholder Report [Line Items]
Line Graph [Table Text Block]
Holdings [Text Block]